General Information - Impact of IFRS 15 on Basic and Diluted Earnings per Ordinary Share (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Basic earnings per ordinary share	$ 1.847	$ 2.798	$ 2.151
Diluted earnings per ordinary share	$ 1.828	2.784	$ 2.131
Previously reported [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Basic earnings per ordinary share		3.067
Diluted earnings per ordinary share		3.052
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Basic earnings per ordinary share		(0.269)
Diluted earnings per ordinary share		$ (0.268)